                                                 HERITAGE
                                                   SERIES
                                                    TRUST

                    [Photos of people working and playing]




    From Our Family to Yours: The Intelligent Creation of Wealth.



                                         Eagle International Equity Portfolio
                                                           Growth Equity Fund
                                                         Small Cap Stock Fund
                                                            Value Equity Fund


                              Semiannual Report
                    (Unaudited) and Investment Performance
                    Review for the Six-Month Period Ended
                                April 30, 1997




                               [HERITAGE LOGO]
                                   --------
                              Series Trust (TM)
                                 ------------

                             HERITAGE SERIES TRUST
                               SEMIANNUAL REPORT
                               TABLE OF CONTENTS

PRESIDENT'S LETTER..........................................    1
PORTFOLIO COMMENTARY AND INVESTMENT PORTFOLIO:
     EAGLE INTERNATIONAL EQUITY PORTFOLIO
          Investment Commentary.............................    2
          Investment Portfolio..............................    4
     GROWTH EQUITY FUND
          Portfolio Management Letter.......................    9
          Investment Portfolio..............................   10
     SMALL CAP STOCK FUND
          Portfolio Management Letters......................   12
          Investment Portfolio..............................   14
     VALUE EQUITY FUND
          Investment Commentary.............................   20
          Investment Portfolio..............................   21
STATEMENT OF ASSETS AND LIABILITIES.........................   24
STATEMENT OF OPERATIONS.....................................   25
STATEMENT OF CHANGES IN NET ASSETS..........................   26
FINANCIAL HIGHLIGHTS........................................   28
NOTES TO FINANCIAL STATEMENTS...............................   32

                      (This page intentionally left blank)

                                                                   June 11, 1997

Dear Fellow Shareholders:

     It is my pleasure to provide you with the semiannual report for Heritage Series Trust for the period ended April 30, 1997. The four separate investment portfolios available within Heritage Series Trust are the Eagle International Equity Portfolio, the Growth Equity Fund, the Small Cap Stock Fund and the Value Equity Fund. While historically we have provided these reports under separate cover, we are now combining them continuing the process begun with our recently combined prospectus updates. Because many of you have invested in more than one of these funds, we are able to reduce the volume of mail you receive while still providing important investment information on each of your investments. We hope you will let us know how you like these changes. Please call us at 800-709-FUND
(3863) with any comments you would like to share.

     During the period covered by this report, the stock markets, both domestically and internationally, continued to be quite volatile. Each of the funds in the Heritage Series Trust delivered positive returns during this period and, as shown in the table below, were very competitive relative to their respective indices and fund category averages.

FUND                               "A" SHARES(1)     "C" SHARES(1)    INDEX(2)   CATEGORY AVERAGE(3)
----                               -------------     -------------    --------   -------------------
Eagle International Equity
  Portfolio.....................       +6.51%            +6.00%         +1.57%          +6.93%
Growth Equity Fund..............      +12.06            +11.64         +14.72           +7.08
Small Cap Stock Fund............       +5.91             +5.49          +1.60           -3.01
Value Equity Fund...............      +12.62            +12.29         +14.72          +10.24

     In the pages that follow, you will find portfolio commentaries for these funds, each followed by the investment portfolio information for the respective fund. Following this information is other important financial information for all of the funds.

     On behalf of all of us at Heritage, we appreciate the confidence you have shown by your investments with us. We hope that you will discuss with your financial advisors how other Heritage funds may fit in your investment plan. We look forward to reporting to you again this fall after the end of the funds' fiscal year.

                                            Sincerely,

                                          /s/ STEPHEN G. HILL
                                            Stephen G. Hill
                                            President

---------------

(1) Calculated without the imposition of front or back-end sales charges.
(2) Indices used for comparison are the Morgan Stanley Capital International Europe Asia and Far East Index (EAFE) for the Eagle International Equity Portfolio, the Standard & Poor's 500 Stock Composite Price Index for the Growth Equity and Value Equity Funds, and the Russell 2000 Index for the Small Cap Stock Fund.
(3) Fund category averages are the Lipper International-Foreign for the Eagle International Equity Portfolio, Lipper Growth Funds for the Growth Equity Fund, Lipper Small Company Growth Funds for the Small Cap Stock Fund and Lipper Growth & Income Funds for the Value Equity Fund. Averages are published by Lipper Analytical Services, Inc.

MARKET COMMENTARY from MARTIN CURRIE, INC.                         June 11, 1997
Subadviser Eagle International Equity Portfolio

     The Eagle International Equity Portfolio is constructed with the goal of outperforming the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The countries in which it invests are selected for their ability to generate high real rates of economic growth, consistent with reasonable political and currency stability. Securities of industrial issuers are selected following an intensive research process, designed to screen out companies with either weak financial structures, market positions or poor management. The ability to produce premium growth in earnings is paramount.

     Over the six months to 30 April 1997, international markets continued to move ahead, helped by a recovery in non-index markets, particularly Latin America. The Japanese market remained an exception, by weakening further. The Fund rose by over 6% during the period, compared to a return of less than 2% from the MSCI EAFE Index.

     CONTINENTAL EUROPEAN stock markets (34.2% of net assets as of April 30) were robust during the period, helped by supportive bond markets and weak currencies. Corporate restructuring provided additional impetus for markets to move ahead. We added new holdings reflecting this restructuring theme over the period, such as Rhone-Poulenc (France), Volkswagen (Germany), Philips Electronics (Netherlands) and ABB (Sweden) reflect the restructuring themes.

     In the UNITED KINGDOM (19.0% of net assets), the equity market moved strongly ahead through April 30, supported by benign economic news and good liquidity. Financial stocks were significant outperformers. We added holdings in Scottish Power (with utilities fully discounting a change of government). Royal Bank of Scotland and General Electric (with new management now in place). For Europe as a whole, a changed government in the UK and key elections in Europe may well create further uncertainty over EMU convergence. Interest rates will remain subdued and corporate activity will be sufficient to keep earnings moving ahead. Valuations remain at attractive levels.

     The JAPANESE stock market (17.3% of net assets) weakened further through April 30. We reduced our position and removed the currency protection against a weaker yen. The real casualty of the recent fall in the Japanese Index has been the financial sector, where we have remained very underweighted, preferring manufacturing stocks, which are the beneficiaries of the yen's weakness and corporate profit recovery. This strategy offset the worst of the index fall. Monetary policy remains relaxed in the region and we are beginning to see some signs of the yen firming and economic conditions improving. Such evidence points to an increase in domestic and medium sized holdings within the portfolio. International investors have returned to the market.

     ASIAN markets (16.6% of net assets) generally performed poorly as a region. Singapore, The Philippines, South Korea and Thailand were very weak. Hong Kong, Taiwan and Australia stood out in contrast. We added to Hong Kong over the period, with holdings such as China Overseas Land benefiting from a gradual recovery in China's economy and increased confidence over the transfer of sovereignty. We have no exposure to Thailand, South Korea or Taiwan.

     Our response to SMALLER MARKETS has concentrated on LATIN AMERICA (7.4% of net assets). Brazil and Peru were the top performing markets. We have had overweighted positions in the key blue chip stocks such as Telebras, Petrobas and Telefonica del Peru. We broadened both our market and stock exposure over the period, through privatisations such as CTC (Chile) and CANTV (Venezuela). Elsewhere, we invested in holdings from India, while decreasing our holdings in Taiwan, because of improved political stability and market liquidity that saw the market off its lows. We currently have no exposure to South Africa.

     In terms of our outlook, we believe the cycle of economic activity, corporate profits and share prices in North America is now very extended. In contrast, major international markets do not look expensive, particularly relative to bonds.

     In the UK, a change of government should not impact dramatically on the benign environment for equities. However, some uncertainty will prevail in the short term over tax changes. In Continental Europe, where economic activity is yet to revive, our investment theme is the change in management culture that permits companies to be run for the benefit of shareholders rather than for other groups.

     In Japan, we see an opportunity to take advantage of recovery in certain sectors of the economy. In Asia, the dominant theme will be China. Some opportunities again are appearing in the region as export growth recovers elsewhere. In the smaller markets area, we believe Latin America offers the greatest potential.

     We appreciate your confidence in investing with us. We look forward to providing you a further update after the Fund's fiscal year.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 MARKET
    SHARES                                                                        VALUE
---------------                                                                  ------
COMMON STOCKS--93.7%(A)
------------------------
  ARGENTINA--0.9%
  ----------------
         16,000  Compania Perez Companc SA...................................  $   129,773
          5,000  Telefonica de Argentina, ADR................................      166,250
                                                                               -----------
                                                                                   296,023
                                                                               -----------
  AUSTRALIA--1.6%
  ---------------
          6,000  Lend Lease Corporation......................................      114,825
         13,500  National Australia Bank, Ltd................................      184,766
         65,000  News Corporation, Ltd.......................................      247,875
                                                                               -----------
                                                                                   547,466
                                                                               -----------
  AUSTRIA--1.0%
  --------------
          2,200  V.A. Technologie AG.........................................      341,869
                                                                               -----------
  BRAZIL--2.7%
  -------------
          8,000  Centrais Electricas Brasileiras, ADR........................      179,000
          5,000  Compania Vale Do Rio Doce, ADR..............................      127,500
         10,000  Petrobras, ADR..............................................      212,031
          3,500  Telebras, ADR...............................................      401,625
                                                                               -----------
                                                                                   920,156
                                                                               -----------
  CHILE--0.8%
  ------------
          8,500  Compania de Telefonos de Chile SA, ADR......................      275,188
                                                                               -----------
  DENMARK--1.0%
  ---------------
          3,300  Novo Nordisk................................................      326,460
                                                                               -----------
  FRANCE--8.1%
  -------------
          8,100  AXA-UAP Groupe..............................................      498,365
          3,500  Elf Aquitaine (Ste Nationale)...............................      339,416
          2,950  L'Air Liquide SA............................................      444,282
          7,900  Michelin....................................................      441,393
         12,400  Rhone-Poulenc SA............................................      417,051
          8,440  Schneider SA................................................      475,758
          4,600  Seita.......................................................      163,776
                                                                               -----------
                                                                                 2,780,041
                                                                               -----------
  GERMANY--8.8%
  ---------------
          9,600  Deutsche Bank AG............................................      506,664
          3,287  Deutsche Telekom............................................       71,328
         13,200  Hoechst AG..................................................      518,305
          1,300  Mannesmann AG...............................................      511,202
          2,900  SGL Carbon AG...............................................      404,406
          9,101  VEBA AG.....................................................      468,766
            800  Volkswagen AG...............................................      508,604
                                                                               -----------
                                                                                 2,989,275
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 MARKET
    SHARES                                                                        VALUE
---------------                                                                  ------
  HONG KONG--9.0%
  ---------------
        229,000  Amoy Properties, Ltd........................................  $   226,147
         52,000  Cheung Kong Holdings, Ltd...................................      456,464
        467,000  China Overseas Land & Investments...........................      263,748
         37,000  China Light and Power Company, Ltd..........................      166,695
         35,000  Citic Pacific, Ltd..........................................      189,311
        138,000  First Pacific Bank..........................................      164,784
        159,800  Hong Kong Telecom Company, Ltd..............................      274,361
         15,896  HSBC Holdings...............................................      402,197
         55,000  Hutchison Whampoa, Ltd......................................      408,249
         59,000  New World Development, Ltd..................................      340,450
         22,000  Swire Pacific, Ltd, Class "A"...............................      169,690
                                                                               -----------
                                                                                 3,062,096
                                                                               -----------
  INDIA--1.8%
  ----------
          8,032  Indian Opportunities Fund, Ltd..............................       73,655
         30,500  Schroder India Fund.........................................      323,056
         12,000  Videsh Sanchar Nigam, Ltd...................................      233,760
                                                                               -----------
                                                                                   630,471
                                                                               -----------
  INDONESIA--0.7%
  --------------
        160,000  PT Telkom...................................................      232,099
                                                                               -----------
  ITALY--0.9%
  ---------
         63,472  ENI.........................................................      322,147
                                                                               -----------
  JAPAN--16.6%
  ------------
         17,000  Canon, Incorporated.........................................      403,120
             37  DDI Corporation.............................................      245,724
         31,000  Hitachi, Ltd................................................      280,852
          8,000  Ito-Yokado Company, Ltd.....................................      383,818
         34,000  Kamigumi Company, Ltd.......................................      168,212
          2,000  Kyocera Corporation.........................................      119,746
          2,000  Mabuchi Motor Company, Ltd..................................      101,312
         10,000  Marui Company, Ltd..........................................      164,651
         47,000  Mitsubishi Heavy Industries.................................      310,285
         17,000  Mitsui Fudosan Company, Ltd.................................      194,194
         22,000  Nippon Express Company, Ltd.................................      151,652
         12,000  Nitto Denko Corporation.....................................      173,947
         11,000  Nomura Securities Company, Ltd..............................      123,055
          1,000  Riso Kagaku Corporation.....................................       59,085
          6,000  Rohm Company, Ltd...........................................      465,120
          3,000  Secom Company, Ltd..........................................      178,438
          4,000  Shimachu Company, Ltd.......................................       96,112
         18,000  Shin-Etsu Chemical Company, Ltd.............................      363,020
          5,000  Sony Corporation............................................      363,966
         25,000  Sumitomo Electric Industries, Ltd...........................      338,756
         15,000  Taisho Pharmaceutical Company...............................      371,056
         17,000  Tokio Marine & Fire Insurance...............................      166,069
         15,000  Toyota Motor Corporation....................................      434,868
                                                                               -----------
                                                                                 5,657,058
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 MARKET
    SHARES                                                                        VALUE
---------------                                                                  ------

  MALAYSIA--1.8%
  ---------------
         36,000  AMMB Holdings, Ltd..........................................  $   239,446
         19,000  Edaran Otomobile Nasional...................................      179,345
         30,000  United Engineers Malaysia...................................      212,681
                                                                               -----------
                                                                                   631,472
                                                                               -----------
  MEXICO--2.1%
  ------------
         47,300  Cemex.......................................................      173,213
        144,000  Cifra SA DE CV..............................................      221,078
         13,000  Corporation Industrial ALFA.................................       71,981
          4,000  Empresas ICA Sociedad Contro................................       59,500
         90,000  Grupo Financiero Banamex....................................      192,764
                                                                               -----------
                                                                                   718,536
                                                                               -----------
  NETHERLANDS--4.3%
  ----------------
         28,500  Elsevier NV.................................................      456,398
         14,500  ING Groep NV................................................      569,343
          8,200  Philips Electronics NV......................................      428,035
                                                                               -----------
                                                                                 1,453,776
                                                                               -----------
  PERU--0.2%
  ----------
          2,400  Telefonica Del Peru.........................................       57,600
                                                                               -----------
  PHILIPPINES--0.7%
  ---------------
          4,150  Philippine Long Distance Telephone..........................      231,363
                                                                               -----------
  SINGAPORE--1.0%
  --------------
         28,000  Development Bank of Singapore...............................      332,712
                                                                               -----------
  SPAIN--3.0%
  ----------
          6,345  Banco de Santander S.A......................................      477,378
          8,500  Cen. Commerciales Continente................................      143,600
         15,500  Telefonica de Espana SA.....................................      397,028
                                                                               -----------
                                                                                 1,018,006
                                                                               -----------
  SWEDEN--1.8%
  ------------
         37,400  ABB AB......................................................      455,301
          5,200  LM Ericsson.................................................      164,391
                                                                               -----------
                                                                                   619,692
                                                                               -----------
  SWITZERLAND--5.2%
  ----------------
            487  Novartis AG.................................................      641,581
             80  Roche Holdings AG Genusscheine..............................      675,667
          1,420  Zurich Versicher............................................      466,237
                                                                               -----------
                                                                                 1,783,485
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 MARKET
    SHARES                                                                        VALUE
---------------                                                                  ------
  UNITED KINGDOM--19.0%
  ---------------------
         42,000  British Telecommunications, PLC.............................  $   307,682
         37,000  Cable & Wireless, PLC.......................................      284,921
         31,000  General Electric Company, PLC...............................      184,051
         20,000  GKN, PLC....................................................      308,590
         18,500  Glaxo Wellcome, PLC.........................................      363,703
         21,200  Granada Group, PLC..........................................      306,146
         86,000  Ladbroke Group, PLC.........................................      320,583
         65,000  LASMO, PLC..................................................      234,927
         48,000  Lloyds TSB Group, PLC.......................................      437,990
         46,000  Marks & Spencer, PLC........................................      364,570
         21,000  McKechnie, PLC..............................................      168,136
         97,000  NFC, PLC....................................................      222,455
         27,950  Reckitt & Colman, PLC.......................................      380,519
         39,100  Royal Bank of Scotland Group, PLC...........................      368,820
         45,558  Safeway, PLC................................................      252,526
         59,000  Scottish Power, PLC.........................................      357,634
         22,000  Shell Transport & Trading Company...........................      389,011
         23,731  Smiths Industries, PLC......................................      290,003
         13,000  Unilever, PLC...............................................      341,540
         45,000  Wassall, PLC................................................      256,726
         40,000  Wolseley, PLC...............................................      320,259
                                                                               -----------
                                                                                 6,460,792
                                                                               -----------
  VENEZUELA--0.7%
  ----------------
          8,200  Compania Anonima Nacional Telefonos.........................      246,000
                                                                               -----------
                 Total Common Stocks (cost $29,686,984)......................   31,933,783
                                                                               -----------

   PRINCIPAL                                                                    MATURITY     MARKET
    AMOUNT                                                                        DATE        VALUE
   ---------                                                                    --------   -----------
BONDS--0.7%(A)
--------------
 JAPAN--0.7%
  -------------
       $236,000   MBL International Finance (Bermuda).........................  11/30/02       237,917
                                                                                           -----------
                  Total Bonds (cost $26,942)..................................                 237,917
                                                                                           -----------
Total investment portfolio excluding repurchase agreement (cost
$29,713,926)..................................................................              32,171,700
REPURCHASE AGREEMENT--4.4%(A)
----------------------------
Repurchase agreement with State Street Bank and Trust Company, dated April 30,
1997, @ 5.3%, to be repurchased at $1,486,219 on May 1, 1997, (collateralized by $1,350,000 United States Treasury Bonds, 8.125%, due August 15, 2019 with a
market value of $1,541,024 including interest) (COST $1,486,000)..............               1,486,000
                                                                                           -----------
TOTAL INVESTMENT PORTFOLIO (COST $31,199,926) 98.8%(A)........................              33,657,700
OTHER ASSETS AND LIABILITIES, (1.2%)(A).......................................                 410,857
                                                                                           -----------
NET ASSETS, 100%..............................................................             $34,068,557
                                                                                           ===========

(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,457,774 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,558,161 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,100,387.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                MARKET         % OF NET
                                                                 VALUE          ASSETS
                                                                ------         --------
INDUSTRY DIVERSIFICATION
--------------------
Common Stocks
  Banking...................................................  $ 3,114,756         9.1%
  Basic Industries..........................................    2,315,551         6.8%
  Building Materials and Merchandise........................      320,259         0.9%
  Capital Goods.............................................    5,491,842        16.1%
  Consumer Goods and Services...............................    4,822,271        14.2%
  Diversified Industrials...................................      926,268         2.7%
  Electronic and Electrical Equipment.......................      612,085         1.8%
  Energy....................................................    1,315,664         3.9%
  Engineering...............................................      766,729         2.3%
  Finance...................................................    1,515,632         4.4%
  Foods.....................................................      341,540         1.0%
  Household Goods...........................................      380,519         1.1%
  Insurance.................................................    1,130,672         3.3%
  Leisure and Hotels........................................      626,729         1.8%
  Oil, Exploration and Production...........................      234,927         0.7%
  Oil, Integrated...........................................      601,043         1.8%
  Pharmaceuticals...........................................      734,759         2.2%
  Real Estate...............................................    1,765,518         5.2%
  Retail Trade..............................................      617,096         1.8%
  Telecommunications........................................    3,109,837         9.1%
  Transportation and Storage................................      542,320         1.6%
  Utilities.................................................      647,766         1.9%
Bonds.......................................................      237,917         0.7%
Repurchase Agreement........................................    1,486,000         4.4%
                                                              -----------      -------
Total Investments...........................................  $33,657,700        98.8%
                                                              ===========      =======

    The accompanying notes are an integral part of the financial statements.

                                                                   June 11, 1997
Dear Fellow Shareholders:

     The Heritage Series Trust-Growth Equity Fund (the "Fund") has continued to perform well over the last six months. The Fund currently has 31 equity investments that we consider to be premier, quality growth stocks. Each company is expected to grow its earnings at a minimum of 12% per year for the next three years and maintain a 15% return on equity. In addition, we focus on owning companies with consistent, predictable earnings and businesses that are established and will maintain a competitive advantage in their industry.

     A predominant theme in the Fund's portfolio continues to be the ownership of outstanding U.S. multinational companies that derive significant revenues and earnings from overseas sales. Examples include: Coca Cola, Gillette, Procter & Gamble, Johnson & Johnson, Merck, American International Group, and Illinois Tool Works. Our technology exposure has remained constant at approximately 15% with core investments in Intel, Microsoft, Cisco, and Oracle. Cyclicals and energy related issues remain underweighted in our portfolio as they typically do not meet our investment criteria. Other stocks that have significantly contributed to our performance results include: Omnicom, Kohl's and Home Depot.

     We continue to invest new cash flows to keep the Fund fully invested with cash levels under 10%. Annual portfolio turnover remains in the 25%-50% range.

     The past six months has been characterized by tremendous volatility. As of mid-February the Fund was up approximately 12% from January 1, 1997. However, inflation fears and a Federal Reserve Board's (the "Fed") interest rate increase quickly eroded our gains. Historically, rising interest rates have not been a hospitable environment for growth investors as higher bond yields attract capital and future earnings are discounted to be less valuable. However, since the quarter end, recent economic data indicates that the economy is slowing naturally. The market speculates that inflation may be under control and the Fed may not need to raise rates further. This has been extremely positive for our quality growth stocks and has provided a powerful rebound for the Fund.

     Going forward, we continue to see robust earnings for our companies and a relatively hospitable investment environment for quality growth companies.

                                              Sincerely,

                                              /s/ KENNETH W. CORBA
                                              Kenneth W. Corba
                                              Executive Vice President
                                              Chief Investment Officer
                                              Eagle Asset Management, Inc.
                                              Portfolio Manager, Growth Equity
                                              Fund

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
COMMON STOCKS--89.2%(A)
------------------------
   ADVERTISING/COMMUNICATIONS--3.1%
   ---------------------------------
            16,000  Omnicom Group, Inc. ........................................  $   848,000
                                                                                  -----------
   AUTO RENTAL/SERVICE--0.2%
   --------------------------
             2,000  Hertz Corporation, Class "A"................................       58,000
                                                                                  -----------
   BANKING--6.8%
   ----------------
             8,000  BankAmerica Corporation.....................................      935,000
            15,000  NationsBank Corporation.....................................      905,625
                                                                                  -----------
                                                                                    1,840,625
                                                                                  -----------
   BEVERAGES--2.4%
   -----------------
            10,000  The Coca-Cola Company.......................................      636,250
                                                                                  -----------
   BUILDING--3.4%
   ----------------
            10,000  Illinois Tool Works, Inc. ..................................      913,750
                                                                                  -----------
   COSMETICS/TOILETRIES--3.8%
   --------------------------
            12,000  Gillette Company............................................    1,020,000
                                                                                  -----------
   DATA PROCESSING--11.1%
   ------------------------
            12,000  Cisco Systems, Inc.* .......................................      621,000
             5,500  Intel Corporation...........................................      842,187
             7,500  Microsoft Corporation*......................................      911,250
            15,000  Oracle Corporation*.........................................      596,250
                                                                                  -----------
                                                                                    2,970,687
                                                                                  -----------
   ELECTRONICS/ELECTRIC--6.0%
   --------------------------
            10,000  General Electric Company....................................    1,108,750
             8,000  Nokia Corporation, Sponsored ADR, Class "A".................      517,000
                                                                                  -----------
                                                                                    1,625,750
                                                                                  -----------
   FINANCE--11.3%
   ----------------
             8,500  American Express Company....................................      559,938
            16,500  Charles Schwab Corporation..................................      604,312
            22,000  Fannie Mae..................................................      904,750
            30,000  Federal Home Loan Mortgage Corporation......................      956,250
                                                                                  -----------
                                                                                    3,025,250
                                                                                  -----------
   HOTELS/MOTELS/INNS--4.7%
   --------------------------
            12,000  HFS, Inc.* .................................................      711,000
            10,000  Marriott International, Inc. ...............................      552,500
                                                                                  -----------
                                                                                    1,263,500
                                                                                  -----------
   HOUSEHOLD PRODUCTS--3.5%
   --------------------------
             7,500  Procter & Gamble Company....................................      943,125
                                                                                  -----------
   INSURANCE--8.0%
   -----------------
             8,000  American International Group, Inc. .........................    1,028,000
            20,000  Travelers Group, Inc........................................    1,107,500
                                                                                  -----------
                                                                                    2,135,500
                                                                                  -----------
   PHARMACEUTICAL--12.0%
   -----------------------
            10,000  Eli Lilly & Company.........................................      878,750
            10,000  Johnson & Johnson...........................................      612,500
            10,000  Merck & Company, Inc........................................      905,000
             8,500  Pfizer, Inc.................................................      816,000
                                                                                  -----------
                                                                                    3,212,250
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   RETAIL STORES--8.4%
   -------------------
            15,000  Home Depot, Inc.............................................  $   870,000
            16,500  Kohl's Corporation*.........................................      806,438
            12,500  Walgreen Company............................................      575,000
                                                                                  -----------
                                                                                    2,251,438
                                                                                  -----------
   SERVICES--2.0%
   ---------------
            25,000  CUC International, Inc.*....................................      528,125
                                                                                  -----------

   TELECOMMUNICATIONS--2.5%
   --------------------------
            20,000  Telefonaktiebolaget LM Ericsson, ADR........................      672,500
                                                                                  -----------
                    Total common stocks (cost $18,971,466)......................   23,944,750
                                                                                  -----------

                                                                                  MATURITY     MARKET
    PRINCIPAL                                                                       DATE        VALUE
      AMOUNT                                                                      --------   -----------
U.S. TREASURIES--3.7%(A)
----------------------
          $500,000  U.S. Treasury Notes, 6.5%...................................  10/15/06       491,407
           500,000  U.S. Treasury Notes, 6.625%.................................  03/31/02       500,937
                                                                                             -----------
                    Total U.S. Treasuries (cost $984,766).......................                 992,344
                                                                                             -----------
Total investment portfolio excluding repurchase agreement (cost $19,956,232)....              24,937,094

REPURCHASE AGREEMENT--9.1%(A)
--------------------
Repurchase Agreement with State Street Bank and Trust
Company, dated April 30, 1997, @ 5.3%, to be repurchased at
$2,450,358 on May 1, 1997, collateralized by $2,205,000
United States Treasury Bonds, 8.125%, due August 15, 2019,
(market value $2,501,895, including interest) (cost
$2,430,000).....................................................................               2,430,000
                                                                                             -----------
TOTAL INVESTMENT PORTFOLIO (COST $22,386,232)(B),
  102.0%(A).....................................................................              27,367,094
OTHER ASSETS AND LIABILITIES (2.0%)(A)..........................................                (526,210)
                                                                                             -----------
NET ASSETS, 100.0%..............................................................             $26,840,884
                                                                                             ===========

------------------

 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $4,980,862, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $5,095,210 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $114,348.

ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                                                                   June 11, 1997

Dear Fellow Shareholders:

     We look forward with enthusiasm to making additional progress in building the value of the portfolio of the Heritage Small Cap Stock Fund (the "Fund").

     The basic building blocks of the financial market remain good: growing corporate profits, excellent competitiveness of U.S. companies, low inflation, foreign interest in U.S. equities, movement toward balanced budgets, demand for financial assets by aging baby boomers and reasonable valuations.

     Over the past twelve months, the price appreciation of the largest issues has far exceeded that of the Russell 2000 as a result of investor interest in index funds. This has resulted in significant undervaluation of small cap stocks relative to large cap stocks.

     We believe this valuation dispersion is unsustainable and should be accompanied by excellent performance in the small capitalization sectors. As we go to press, this valuation dispersion has just begun to be corrected and momentum appears to be moving toward small cap equities. We believe this should lead to sound investment results for your Fund.

     With respect to our part of your Fund's portfolio, our large exposure in data processing and electronics industries recognizes efforts to improve productivity by the corporate sector. Similarly, the significant exposure to medical equipment reflects the need of our society to serve an aging population in a cost efficient manner.

     We hold a large position in the oil and gas industry as the long-term supply/demand equation has become favorable and equity prices are attractively valued.

     Many small capitalization issues are so attractively priced that we are seeing some of the issuers of our holdings being taken over by large companies. This reflects the compelling valuations. These valuations give us confidence about the future performance of the Fund.

     We look forward to continuing to serve you as portfolio manager on our portion of your Fund's assets.

                                          Sincerely,

                                        /s/ JAMES D. AWAD
                                          James D. Awad
                                          Chairman
                                          Awad & Associates
                                          Portfolio Manager, Small Cap Stock
                                          Fund

                                                                   June 11, 1997

Dear Fellow Shareholders:

     It is a pleasure to be able to report to you that, during a period of extremely poor relative performance for small capitalization stocks (small caps), The Heritage Small Cap Stock Fund continued to perform well, appreciating by 5.9%* on the A shares for the six months ended April 30, 1997. During that period the Russell 2000 was up only 1.6%.

     For the 12 months ended April 30, 1997, small caps, as measured by the Russell 2000 Index, underperformed the Standard & Poor's 500 Index by some 25%. According to a study by Prudential Securities, similar relative underperformance on the part of small caps last occurred in the period ended October 1990. The study indicates in the six months following October 1990, small caps outperformed large capitalization stocks by about 15%. Although I don't ascribe to market timing, given the underperformance of small caps, their relatively attractive recent valuations, when compared to large capitalization stocks, coupled with favorable prospects for a capital gains tax cut, a case can be built for strong small cap performance over the next twelve months. In fact, small cap stocks have performed very well since the end of April.

     In our portion of your Fund's portfolio, the following mergers contributed to your Fund's strong performance during the six months ended April 30, 1997:
BHC Financial, Inc. with Fiserve, Inc. and National Education Corp. with Harcourt General, Inc.

     Strong performers also included, full service hotel operators CapStar Hotel Company and Bristol Hotels; educational service providers, Strayer Education Corporation and Houghton Mifflin Company; regional stockbrokers, Legg Mason, Inc. and Southwest Securities Group, Inc. and retailers, Genesco Inc., Cole National Corporation, and Claire's Stores, Inc.

     On the downside, losses were relatively minor, but included Forensic Technologies International Corporation, and Envirosource, Inc., while Ampex Corporation and Sodak Gaming, Inc. retraced prior gains. A relatively light weighting in the battered technology sector aided performance.

     Recently, we have purchased several telecommunications and electronic companies including SymmetriCom, Inc., Sawtek, Inc., and Triquint Semiconductor, Inc. Other new purchases include oil service provider Seacor Smit, Inc. as well as Chicago Miniature Lamp, Inc. Subsequent to April 30, 1997, we also augmented our holdings of regional stock brokers, with purchases of Interra Financial, Inc. and Advest Group, Inc.

     Recent sales included Marine Drilling Companies, Inc., Bristol Hotel Corporation, as well as relatively small positions in Aronex Pharmaceuticals, Inc. and Kapson Senior Quarters Corporation. National Education Corporation was sold upon learning that Nick Acquisition Corporation, a wholly-owned subsidiary of Harcourt General Inc., offered to purchase all of its outstanding shares.

     I am excited about the future and remain dedicated to do my best for fund shareholders.

                                          Sincerely,

                                          /s/ BERT BOKSEN
                                          Bert Boksen
                                          Senior Vice President
                                          Eagle Asset Management, Inc.
                                          Portfolio Manager, Small Cap Stock
                                          Fund

---------------

* Calculated without the imposition of front or back-end sales charges.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
COMMON STOCKS--94.4%(A)
   AEROSPACE--0.2%
   -----------------
            25,000  Kellstrom Industries, Inc.*.................................  $   343,750
                                                                                  -----------
   BANKING--4.7%
   ---------------
           100,000  Bank Plus Corporation*......................................      987,500
           100,000  BankUnited Financial Corporation, Class "A"*................      900,000
            45,000  Dime Bancorp, Inc.*.........................................      725,625
            60,400  First Financial Caribbean Corporation.......................    1,645,900
            29,000  FNB Rochester Corporation...................................      357,062
            69,920  IBS Financial Corporation...................................    1,040,060
             8,000  Independent Bankshares, Inc.................................      124,000
           100,000  ITLA Capital Corporation*...................................    1,437,500
            15,000  SIS Bancorp, Inc............................................      390,000
            25,000  Wayne Bancorp, Inc. ........................................      415,625
                                                                                  -----------
                                                                                    8,023,272
                                                                                  -----------
   BUILDING--1.3%
   ----------------
            85,000  Lennar Corporation..........................................    2,284,375
                                                                                  -----------
   CHEMICALS--1.3%
   -----------------
            65,600  Lawter International, Inc. .................................      697,000
            70,000  Mississippi Chemical Corporation............................    1,540,000
                                                                                  -----------
                                                                                    2,237,000
                                                                                  -----------
   CONTAINERS--0.8%
   ------------------
            70,000  ZERO Corporation............................................    1,365,000
                                                                                  -----------
   DATA PROCESSING--8.1%
   ----------------------
            59,000  Active Voice Corporation*...................................      590,000
            25,000  Cayenne Software, Inc.*.....................................       84,375
            82,500  Comdisco, Inc. .............................................    2,619,375
           185,000  Dynamic Healthcare Technologies, Inc.*......................    1,202,500
           141,705  Greentree Software, Inc.*...................................       70,853
           235,300  LanVision Systems, Inc.*....................................    1,058,850
            74,500  National Data Corporation...................................    2,793,750
            68,475  New Horizons Worldwide, Inc.*...............................      607,716
            61,800  Ovid Technologies, Inc.*....................................      432,600
           154,875  Printronix, Inc.*...........................................    1,955,296
            55,000  Shared Medical Systems Corporation..........................    2,316,875
                                                                                  -----------
                                                                                   13,732,190
                                                                                  -----------
   EDUCATION--3.6%
   -----------------
           150,000  National Education Corporation*.............................    3,037,500
           120,000  Strayer Education, Inc......................................    3,090,000
                                                                                  -----------
                                                                                    6,127,500
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   ELECTRONICS/ELECTRIC--7.5%
   -------------------------
           300,000  Ampex Corporation, Class "A"*...............................  $ 1,687,500
            50,000  Chicago Miniature Lamp, Inc.*...............................    1,168,750
           145,000  Computer Products, Inc.*....................................    2,483,125
           100,000  Eltron International, Inc.*.................................    2,000,000
            75,000  Pioneer-Standard Electronics, Inc. .........................      918,750
            20,000  Sawtek, Inc.*...............................................      592,500
             7,000  ThermoQuest Corporation*....................................       91,000
            50,000  ThermoQuest Corporation(d)*.................................      633,750
            50,000  Trident International, Inc.*................................    1,000,000
            75,000  Triquint Semiconductor, Inc.*...............................    2,231,250
                                                                                  -----------
                                                                                   12,806,625
                                                                                  -----------
   FILMED ENTERTAINMENT--0.3%
   ---------------------------
            55,000  Ascent Entertainment Group, Inc.* ..........................      536,250
                                                                                  -----------
   FINANCE--1.3%
   ---------------
           250,000  Cash America International, Inc.............................    2,218,750
                                                                                  -----------
   FOOD--0.7%
   -------------
            48,300  International Multifoods Corporation........................    1,201,462
                                                                                  -----------
   FOOD SERVING--0.5%
   --------------------
            60,000  Apple South, Inc. ..........................................      780,000
                                                                                  -----------
   HEALTH CARE CENTERS--2.5%
   --------------------------
             2,500  Arbor Health Care Company*..................................       61,250
            83,100  Alternative Living Services, Inc.*..........................    1,371,150
            27,500  Assisted Living Concepts, Inc.*.............................      605,000
            19,300  Bergen Brunswig Corporation, Class "A"......................      658,612
            37,800  Horizon Mental Health Management, Inc.*.....................      618,975
            43,300  Multicare Companies, Inc.*..................................      806,463
                                                                                  -----------
                                                                                    4,121,450
                                                                                  -----------
   HOME FURNISHINGS--3.2%
   ------------------------
            50,000  Ethan Allen Interiors, Inc..................................    2,212,500
            46,000  Falcon Products, Inc........................................      626,750
           180,000  Furniture Brands International, Inc.*.......................    2,655,000
                                                                                  -----------
                                                                                    5,494,250
                                                                                  -----------
   HOTELS/MOTELS/INNS--1.4%
   -------------------------
            85,000  CapStar Hotel Company*......................................    2,411,875
                                                                                  -----------
   INSURANCE--1.4%
   -----------------
            50,000  Danielson Holding Corporation*..............................      337,500
           137,600  Gryphon Holdings, Inc.*.....................................    1,978,000
                                                                                  -----------
                                                                                    2,315,500
                                                                                  -----------
   LEATHER/SHOES--1.2%
   ---------------------
           100,000  Footstar, Inc.*.............................................    2,075,000
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   LEISURE/AMUSEMENT--2.8%
   --------------------------
            60,000  International Speedway Corporation, Class "A"*..............  $ 1,102,500
            43,000  K2, Inc.....................................................    1,123,375
           110,000  Rio Hotel & Casino Inc.*....................................    1,526,250
            85,000  Sodak Gaming, Inc.*.........................................      998,750
                                                                                  -----------
                                                                                    4,750,875
                                                                                  -----------
   MACHINERY--1.2%
   ------------------
            40,000  Computational Systems, Inc.*................................      780,000
            50,000  Gradall Industries, Inc.*...................................      612,500
            60,000  Middleby Corporation*.......................................      540,000
            10,000  Thermo Fibertek, Inc.*......................................       93,750
                                                                                  -----------
                                                                                    2,026,250
                                                                                  -----------
   MANUFACTURING/DISTRIBUTIONS--2.1%
   ---------------------------------
            50,000  Hughes Supply, Inc..........................................    1,656,250
            65,000  JLG Industries, Inc.........................................      812,500
            77,000  Thermo Optek Corporation*...................................      895,125
            25,000  ThermoSpectra Corporation*..................................      300,000
                                                                                  -----------
                                                                                    3,663,875
                                                                                  -----------
   MEDICAL EQUIPMENT/SUPPLY--6.8%
   --------------------------------
           475,000  Angeion Corporation*........................................    1,900,000
           123,456  Angiosonics, Inc., Series "K"(c)(d)*........................      100,000
           192,500  ATS Medical, Inc.*..........................................    1,251,250
           200,000  CardioDynamics International Corporation(d)*................      562,500
            40,000  Coherent, Inc.*.............................................    1,660,000
           133,333  Cooper Companies, Inc.*.....................................    2,383,327
            50,000  Cypress Bioscience, Inc.*...................................       70,313
            45,000  Neoprobe Corporation*.......................................      568,125
            30,000  Photoelectron Corporation*..................................      131,250
           113,000  Sano Corporation*...........................................    1,073,500
            44,444  SurVivaLink Corporation(d)*.................................      200,000
            41,000  Thermedics, Inc.............................................      686,750
            35,000  Thermo Bioanalysis Corporation*.............................      468,125
            20,000  Thermo Cardiosystems, Inc.*.................................      547,500
                                                                                  -----------
                                                                                   11,602,640
                                                                                  -----------
   METAL--1.0%
   -------------
           119,500  Material Sciences Corporation*..............................    1,777,563
                                                                                  -----------
   MINING/DIVERSIFIED--0.4%
   -------------------------
            26,500  Petsec Energy Limited, ADR*.................................      569,750
            30,000  Uranium Resources, Inc.*....................................      142,500
                                                                                  -----------
                                                                                      712,250
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   OIL/GAS--7.1%
   ---------------
            25,000  Abraxas Petroleum Corporation*..............................  $   290,625
            15,000  Cabot Oil and Gas Corporation, Class "A"....................      251,250
            35,000  Cairn Energy USA, Inc.*.....................................      389,375
           400,000  Chaparral Resources, Inc.*..................................      362,500
            50,000  Chieftain International, Inc.*..............................    1,000,000
            18,000  COHO Energy, Inc.*..........................................      135,000
           170,000  Comstock Resources, Inc.*...................................    1,445,000
            50,000  Gulf Island Fabrication, Inc.*..............................    1,050,000
            45,000  Midcoast Energy Resources, Inc..............................      613,125
            75,000  Panaco, Inc.*...............................................      304,687
            20,000  Patina Oil & Gas Corporation*...............................      167,500
            85,000  Precision Drilling Corporation*.............................    2,953,750
            45,000  Seacor Holdings, Inc.*......................................    1,935,000
            40,000  Tom Brown, Inc.*............................................      730,000
            30,000  Transmontaigne Oil Company*.................................      442,500
                                                                                  -----------
                                                                                   12,070,312
                                                                                  -----------
   PHARMACEUTICAL--2.3%
   ----------------------
            20,000  Aronex Pharmaceuticals, Inc.*...............................      100,000
            35,000  EntreMed, Inc.*.............................................      380,625
           300,000  NABI, Inc.*.................................................    1,800,000
            65,000  Protein Design Labs, Inc.*..................................    1,633,125
                                                                                  -----------
                                                                                    3,913,750
                                                                                  -----------
   POLLUTION CONTROL--4.7%
   -----------------------
           220,000  Envirosource Inc.*..........................................      357,500
           130,000  IMCO Recycling, Inc.........................................    1,950,000
           215,000  Philip Environmental, Inc.*.................................    3,386,250
           103,200  Superior Services, Inc.*....................................    2,270,400
                                                                                  -----------
                                                                                    7,964,150
                                                                                  -----------
   PUBLISHING--5.1%
   -----------------
            50,000  Houghton Mifflin Company....................................    2,806,250
            52,800  John Wiley & Sons, Inc., Class "A"..........................    1,590,600
            92,500  Waverly, Inc................................................    1,896,250
           100,000  World Color Press, Inc.*....................................    2,400,000
                                                                                  -----------
                                                                                    8,693,100
                                                                                  -----------
   REAL ESTATE INVESTMENT TRUST--6.1%
   ----------------------------------
           123,000  Alexander Haagen Properties, Inc............................    1,660,500
            24,500  Arden Realty Group, Inc.....................................      609,438
            20,000  Beacon Properties Corporation...............................      617,500
            25,000  Innkeepers USA Trust........................................      350,000
           144,900  LTC Properties, Inc.........................................    2,427,075
           125,000  Meridian Industrial Trust, Inc. ............................    2,562,500
            40,000  Nationwide Health Properties, Inc...........................      800,000
            30,000  Prentiss Properties Trust...................................      708,750
            55,000  Sunstone Hotel Investors, Inc...............................      735,625
                                                                                  -----------
                                                                                   10,471,388
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   RETAIL STORES--4.8%
   -------------------
            12,000  Duty Free International, Inc................................  $   169,500
           160,000  Claire's Stores Inc.........................................    3,060,000
            50,000  Cole National Corporation, Class "A"*.......................    1,650,000
           240,000  Genesco Inc.*...............................................    2,790,000
            35,000  Heilig-Meyers Company.......................................      525,000
                                                                                  -----------
                                                                                    8,194,500
                                                                                  -----------
   SECURITIES--3.6%
   -----------------
            45,000  BHC Financial, Inc..........................................    1,479,375
            75,000  Legg Mason, Inc. ...........................................    3,562,500
            70,000  Southwest Securities Group, Inc.............................    1,102,500
                                                                                  -----------
                                                                                    6,144,375
                                                                                  -----------
   SERVICES--4.3%
   ---------------
            45,000  CDI Corporation*............................................    1,704,375
            59,500  Forensic Technologies International Corporation*............      461,125
            70,000  Interim Services, Inc.*.....................................    2,712,500
            40,000  Right Management Consultants*...............................      405,000
            40,000  Stewart Enterprises, Inc., Class "A"........................    1,320,000
            15,000  Volt Information Sciences, Inc.*............................      780,000
                                                                                  -----------
                                                                                    7,383,000
                                                                                  -----------
   TELECOMMUNICATIONS--1.3%
   --------------------------
            35,200  RMH Teleservices, Inc.*.....................................      202,400
           120,000  SymmetriCom, Inc.*..........................................    1,620,000
           127,000  Syntellect, Inc.*...........................................      396,875
                                                                                  -----------
                                                                                    2,219,275
                                                                                  -----------
   TEXTILES--0.8%
   ---------------
            10,000  Culp, Inc...................................................      177,500
            50,000  Kellwood Company............................................    1,187,500
                                                                                  -----------
                                                                                    1,365,000
                                                                                  -----------
                    Total common stocks (cost $143,987,325).....................  161,026,552
                                                                                  -----------
WARRANTS--0.1%(A)
-----------------
   MEDICAL EQUIPMENT/SUPPLY--0.1%
   --------------------------------
            25,000  Cypress Bioscience, Inc.*...................................       12,500
                                                                                  -----------
                    Total warrants (cost $781)..................................       12,500
                                                                                  -----------
CONVERTIBLE BONDS--1.7%(A)
------------------------
   AEROSPACE--0.6%
   -----------------
        $1,000,000  Simula, Inc., 8.0%..........................................    1,000,000
                                                                                  -----------
   DATA PROCESSING--0.1%
   ----------------------
           100,000  Proscape Technologies, Inc., 6.5%, Series "B"(d)............      100,000
                                                                                  -----------
   HEALTH CARE CENTERS--0.9%
   --------------------------
           750,000  Assisted Living Concepts, Inc., 7.0%........................    1,137,487
           750,000  Sterling House Corporation, 6.75%...........................      533,438
                                                                                  -----------
                                                                                    1,670,925
                                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARKET
      SHARES                                                                         VALUE
      ------                                                                      -----------
   REAL ESTATE INVESTMENT TRUST--0.1%
   ----------------------------------
          $155,000  LTC Properties, 8.25%.......................................  $   154,769
                                                                                  -----------
                    Total convertible bonds (cost $2,620,000)...................    2,925,694
                                                                                  -----------
Total investment portfolio excluding repurchase agreement (cost $146,608,106)...  163,964,746

REPURCHASE AGREEMENT--4.7%(A)
----------------------------
Repurchase Agreement with State Street Bank and Trust
Company, dated April 30, 1997, @ 5.3%, to be repurchased at
$8,031,182 on May 1, 1997, collateralized by $7,285,000
United States Treasury Bonds, 8.125%, due August 15, 2019,
(market value $8,315,821 including interest) (cost
$8,030,000).....................................................................    8,030,000
                                                                                 ------------
TOTAL INVESTMENT PORTFOLIO (COST $154,638,106)(B)
  100.9%(A).....................................................................  171,994,746
OTHER ASSETS AND LIABILITIES (0.9%)(A)..........................................   (1,457,609)
                                                                                 ------------
NET ASSETS, 100.0%.............................................................. $170,537,137
                                                                                 ============

------------------

  * Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $17,356,640, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $27,132,252 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,775,612.
(c) Convertible preferred security.
(d) Private placement securities are fair valued by the Board of Trustees.

ADR-- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                                                                   June 23, 1997
MARKET COMMENTARY from DREMAN VALUE ADVISORS, INC.
Subadviser - Value Equity Fund

     We are pleased to present to you the semiannual report for the Heritage Series Trust - Value Equity Fund for the six month period ended April 30, 1997. The Fund provided a total return of 12.62%* for Class A Shares and 12.29%* for Class C Shares during the period.

     In this period, fund managers in general trailed the Standard & Poor's ("S & P") 500 Index as evidenced by the 10.2% return of the Lipper Growth and Income category of mutual funds. This phenomenon is the result of the relatively narrow advance in the market and the so-called "nifty 50" effect. In this period, the 50 stocks which comprise the Morgan Stanley Nifty 50 Index gained a remarkable 22.1%. These stocks inflated the returns of the S & P 500 Index. This market incongruity has appeared briefly in various market cycles over the last three decades only to revert to a more normal distribution of returns among equity securities.

     Despite the recent rise to new all time highs in the major market averages in recent months, the market has been quite volatile as investor perceptions and expectations regarding the economy, inflation, interest rates and profits have been more mercurial than the underlying fundamentals.

     Your Fund's holdings are well-diversified among seasoned quality leaders within their industries. The top ten holdings, which comprised approximately 24% of assets as of April 30, are Mobil Corporation, Student Loan Marketing Association, PepsiCo, Inc., Illinois Tool Works, Inc., Exxon Corporation, Philip Morris Companies, Inc., RJR Nabisco Holdings Corporation, Federal Express Corporation, Raytheon Corporation and Fannie Mae.

     Recent additions to our basic industry holdings, which comprise approximately 12% of the portfolio holdings, are diversified within the paper, chemical and steel industries and have begun to respond favorably in the market place.

     Although the major market averages have made new highs, the majority of stocks have not performed as well as these indicators suggest. This factor leaves opportunities for disciplined value investors to uncover the leaders of tomorrow. We believe your portfolio, which has a price-earnings ratio below the market, a higher dividend yield than the market as historic and projected earnings growth which is above the market, is well positioned for the future.

     We look forward to continuing to serve you as subadviser to the Heritage Value Equity Fund.

---------------

* Calculated without the imposition of front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     MARKET
      SHARES                                                                          VALUE
      ------                                                                       -----------
COMMON STOCKS--92.1%(A)
------------------------
   AEROSPACE--2.3%
   -----------------
             1,000   Boeing Company..............................................  $    98,625
            13,400   Raytheon Company............................................      584,575
                                                                                   -----------
                                                                                       683,200
                                                                                   -----------
   ALUMINUM--1.4%
   ------------------
             6,000   Aluminum Company of America.................................      419,250
                                                                                   -----------
   AUTO/TRUCK MANUFACTURERS--1.5%
   --------------------------------
             3,000   Chrysler Corporation........................................       90,000
            10,000   Ford Motor Company..........................................      347,500
                                                                                   -----------
                                                                                       437,500
                                                                                   -----------
   BANKING--9.0%
   ---------------
             5,500   Bankers Trust New York Corporation..........................      447,563
             3,500   Chase Manhattan Corporation.................................      324,187
             3,000   Citicorp....................................................      337,875
             4,000   First Union Corporation.....................................      336,000
             3,000   Fleet Financial Group, Inc. ................................      183,000
             6,000   H.F. Ahmanson & Company*....................................      228,750
             4,500   J.P. Morgan & Company.......................................      458,438
             3,000   NationsBank Corporation.....................................      181,125
             5,000   PNC Bank Corporation........................................      205,625
                                                                                   -----------
                                                                                     2,702,563
                                                                                   -----------
   BEVERAGES--2.3%
   -----------------
            20,000   PepsiCo, Inc. ..............................................      697,500
                                                                                   -----------
   BROADCASTING--1.7%
   -------------------
            22,000   General Instrument Corporation*.............................      514,250
                                                                                   -----------
   BUILDING--2.3%
   ----------------
             7,500   Illinois Tool Works, Inc. ..................................      685,312
                                                                                   -----------
   CHEMICALS--3.2%
   -----------------
             6,000   Dow Chemical Company........................................      509,250
             9,000   Eastman Chemical Company....................................      459,000
                                                                                   -----------
                                                                                       968,250
                                                                                   -----------
   CONTAINERS--1.1%
   ------------------
            12,000   Sonoco Products Company.....................................      322,500
                                                                                   -----------
   DATA PROCESSING--0.5%
   ----------------------
             6,000   Read-Rite Corporation*......................................      155,250
                                                                                   -----------
   ELECTRONICS/ELECTRIC--6.3%
   -------------------------
             9,000   AMP, Inc. ..................................................      322,875
             7,000   Honeywell, Inc. ............................................      494,375
             1,000   Motorola, Inc...............................................       57,250
             5,000   Nokia Corporation, Sponsored ADR, Class "A".................      323,125
             8,000   Philips Electronics N.V., NY Shares, ADR....................      428,000
            15,000   Westinghouse Electric Corporation...........................      255,000
                                                                                   -----------
                                                                                     1,880,625
                                                                                   -----------
   FINANCE--5.4%
   ---------------
            14,000   Fannie Mae..................................................      575,750
             9,000   Federal Home Loan Mortgage Corporation......................      286,875
             6,500   Student Loan Marketing Association..........................      768,625
                                                                                   -----------
                                                                                     1,631,250
                                                                                   -----------
   FOOD--1.0%
   -------------
             5,000   Nestle SA, Sponsored ADR*...................................      301,250
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     MARKET
      SHARES                                                                          VALUE
      ------                                                                       -----------
   FOOD SERVING--1.3%
   --------------------
             7,000   McDonald's Corporation......................................  $   375,375
                                                                                   -----------
   INSURANCE--2.6%
   -----------------
             2,000   American International Group, Inc...........................      257,000
               700   General Re Corporation......................................      117,075
            12,000   Travelers Property Casualty Corporation, Class "A"..........      405,000
                                                                                   -----------
                                                                                       779,075
                                                                                   -----------
   LEATHER/SHOES--0.6%
   ---------------------
             3,000   Nike, Inc., Class "B".......................................      168,750
                                                                                   -----------
   MACHINERY--2.4%
   ------------------
             4,000   Caterpillar, Inc............................................      356,000
             8,000   Deere & Company.............................................      368,000
                                                                                   -----------
                                                                                       724,000
                                                                                   -----------
   MEDICAL EQUIPMENT/SUPPLY--1.4%
   --------------------------------
            13,000   C.R. Bard, Inc..............................................      412,750
                                                                                   -----------
   METAL--1.6%
   --------------
             7,000   Reynolds Metals Company.....................................      475,125
                                                                                   -----------
   MINING/DIVERSIFIED--0.3%
   -------------------------
             1,000   Phelps Dodge Corporation....................................       76,750
                                                                                   -----------
   OFFICE EQUIPMENT--3.8%
   -----------------------
             9,000   Pitney-Bowes, Inc...........................................      576,000
             9,000   Xerox Corporation...........................................      553,500
                                                                                   -----------
                                                                                     1,129,500
                                                                                   -----------
   OIL & GAS--13.4%
   -----------------
             5,000   Amoco Corporation...........................................      418,125
             2,000   Apache Corporation..........................................       68,000
             1,500   Atlantic Richfield Company..................................      204,187
             3,000   British Petroleum Company, PLC, Sponsored ADR...............      412,875
             7,000   Chevron Corporation.........................................      479,500
            11,600   Exxon Corporation...........................................      656,850
             6,000   Mobil Corporation...........................................      780,000
             2,000   Royal Dutch Petroleum Company, NY Shares, ADR...............      360,500
             3,000   Shell Transport & Trading Company, ADR......................      319,125
            11,000   YPF Sociedad Anonima, Sponsored ADR.........................      303,875
                                                                                   -----------
                                                                                     4,003,037
                                                                                   -----------
   PAPER/PRODUCTS--3.7%
   ----------------------
             7,000   Champion International Corporation..........................      325,500
             4,500   Georgia-Pacific Corporation.................................      351,000
             9,000   Union Camp Corporation......................................      437,625
                                                                                   -----------
                                                                                     1,114,125
                                                                                   -----------
   PHARMACEUTICAL--2.3%
   --------------------
            14,000   Glaxo Wellcome, PLC, Sponsored ADR..........................      551,250
             5,100   Pharmacia & Upjohn, Inc.....................................      151,087
                                                                                   -----------
                                                                                       702,337
                                                                                   -----------
   REAL ESTATE/LAND DEVELOPMENT--1.0%
   ------------------------------------
             8,000   Meditrust Corporation.......................................      292,000
                                                                                   -----------
   RETAIL STORES--1.6%
   --------------------
             7,000   J.C. Penney Company, Inc....................................      334,250
             3,000   Sears, Roebuck and Company..................................      144,000
                                                                                   -----------
                                                                                       478,250
                                                                                   -----------
   SECURITIES--3.8%
   -----------------
             7,000   Salomon, Inc. ..............................................      350,000
            10,000   Standard and Poor's Depository Receipts.....................      800,937
                                                                                   -----------
                                                                                     1,150,937
                                                                                   -----------
   STEEL/IRON--1.1%
   -----------------
             6,500   Nucor Corporation...........................................      323,375
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     MARKET
      SHARES                                                                          VALUE
      ------                                                                       -----------
   TELECOMMUNICATIONS--2.1%
   --------------------------
             7,000   BellSouth Corporation.......................................  $   311,500
             7,000   GTE Corporation.............................................      321,125
                                                                                   -----------
                                                                                       632,625
                                                                                   -----------
   TEXTILES--1.1%
   ---------------
             4,400   VF Corporation..............................................      317,350
                                                                                   -----------
   TOBACCO--5.2%
   ----------------
             6,000   American Brands, Inc........................................      322,500
            16,500   Philip Morris Companies, Inc................................      649,688
            20,000   RJR Nabisco Holdings Corporation............................      595,000
                                                                                   -----------
                                                                                     1,567,188
                                                                                   -----------
   TRANSPORTATION--2.0%
   ---------------------
            11,000   Federal Express Corporation.................................      592,625
                                                                                   -----------
   UTILITIES-ELECTRIC--1.6%
   -----------------------
             4,000   Florida Progress Corporation................................      123,000
            17,500   Southern Company............................................      356,563
                                                                                   -----------
                                                                                       479,563
                                                                                   -----------
   UTILITIES-GAS--1.2%
   --------------------
             8,500   Burlington Resources, Inc. .................................      360,188
                                                                                   -----------
                     Total common stocks (cost $24,810,596)......................   27,553,625
                                                                                   -----------
REPURCHASE AGREEMENT--9.6%(A)
----------------------------
Repurchase agreement with State Street Bank and Trust
Company, dated April 30, 1997, @ 5.3%, to be repurchased at
$2,865,422 on May 1, 1997, collateralized by $2,600,000
United States Treasury Bonds, 8.125%, due August 15, 2019,
(market value of $2,950,080 including interest) (cost
$2,865,000)......................................................................    2,865,000
                                                                                   -----------
TOTAL INVESTMENT PORTFOLIO (COST $27,675,596)(B),
  101.7%(A)......................................................................   30,418,625
OTHER ASSETS AND LIABILITIES, (1.7%)(A)..........................................     (492,631)
                                                                                   -----------
NET ASSETS, 100.0%...............................................................  $29,925,994
                                                                                   ===========

------------------

  *   Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,743,029, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,130,500 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $387,471.

 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  EAGLE
                                                              INTERNATIONAL        GROWTH       SMALL CAP        VALUE
                                                             EQUITY PORTFOLIO   EQUITY FUND     STOCK FUND    EQUITY FUND
                                                             ----------------   ------------   ------------   ------------
Assets
-----
Investments, at market value (identified cost $29,713,926,
  $19,956,232, $146,608,106, and $24,810,596, respectively)
  (Note 1).................................................    $32,171,700      $24,937,094    $163,964,746   $27,553,625
Repurchase agreement (identified cost $1,486,000,
  $2,430,000, $8,030,000, and $2,865,000, respectively)
  (Note 1).................................................      1,486,000        2,430,000       8,030,000     2,865,000
Cash.......................................................            541            4,720             901            77
Foreign currency (cost $16,059)............................         16,059               --              --            --
Receivables:
  Investments sold.........................................        227,092               --       2,554,670            --
  Fund shares sold.........................................        278,786          138,412       1,070,054        46,958
  Dividends and interest...................................        107,124           22,222          95,859        46,835
  Foreign taxes recoverable................................         20,163               --              --            --
Deferred organization expenses (Note 1)....................         31,200           19,831          10,000        28,272
Deferred state registration expenses (Note 1)..............         18,515           12,075          25,098        10,870
                                                               -----------      -----------    ------------   -----------
        Total Assets.......................................    $34,357,180      $27,564,354    $175,751,328   $30,551,637
                                                               -----------      -----------    ------------   -----------
Liabilities
--------
Payables (Note 4):
  Investments purchased....................................    $    57,252      $   586,455    $  4,843,824   $   450,271
  Fund shares redeemed.....................................          1,000           25,301          96,146        34,371
  Accrued management fee...................................        129,722           47,575         111,618        64,861
  Accrued distribution fee.................................         23,908           10,072          58,186        13,168
  Other accrued expenses...................................         65,228           54,067         104,417        62,972
  Tax withholding payable..................................         11,513               --              --            --
                                                               -----------      -----------    ------------   -----------
        Total Liabilities..................................        288,623          723,470       5,214,191       625,643
                                                               -----------      -----------    ------------   -----------
Net assets, at market value................................    $34,068,557      $26,840,884    $170,537,137   $29,925,994
                                                               ===========      ===========    ============   ===========
Net Assets
---------
Net assets consist of:
  Paid-in capital..........................................    $31,848,746      $21,948,854    $141,999,565   $24,675,485
  Undistributed/Accumulated net investment income (loss)
    (Note 1)...............................................       (273,657)         (45,334)       (156,610)       58,536
  Accumulated net realized gain (loss) (Notes 1 and 5).....         36,733          (43,498)     11,337,542     2,448,944
  Net unrealized appreciation on investments and other
    assets and liabilities denominated in foreign
    currencies.............................................      2,456,735        4,980,862      17,356,640     2,743,029
                                                               -----------      -----------    ------------   -----------
Net assets, at market value................................    $34,068,557      $26,840,884    $170,537,137   $29,925,994
                                                               ===========      ===========    ============   ===========
Net assets, at market value
  Class A Shares...........................................    $ 5,180,569      $17,911,152    $129,428,528   $17,618,260
  Class C Shares...........................................      2,565,181        8,929,732      41,108,609    12,307,734
  Eagle Shares.............................................     26,322,807               --              --            --
                                                               -----------      -----------    ------------   -----------
        Total..............................................    $34,068,557      $26,840,884    $170,537,137   $29,925,994
                                                               ===========      ===========    ============   ===========
Shares of beneficial interest outstanding
  Class A Shares...........................................        224,563          901,101       5,496,571       829,318
  Class C Shares...........................................        111,895          454,210       1,771,807       584,225
  Eagle Shares.............................................      1,144,174               --              --            --
                                                               -----------      -----------    ------------   -----------
        Total..............................................      1,480,632        1,355,311       7,268,378     1,413,543
                                                               ===========      ===========    ============   ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares...........................................    $     23.07      $     19.88    $      23.55   $     21.24
                                                               ===========      ===========    ============   ===========
    Maximum offering price per share (100/95.25 of $23.07,
      $19.88, $23.55 and $21.24, respectively).............    $     24.22      $     20.87    $      24.72   $     22.30
                                                               ===========      ===========    ============   ===========
  Class C Shares...........................................    $     22.92      $     19.66    $      23.20   $     21.07
                                                               ===========      ===========    ============   ===========
  Eagle Shares.............................................    $     23.01
                                                               ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   EAGLE
                                                               INTERNATIONAL       GROWTH       SMALL CAP       VALUE
                                                              EQUITY PORTFOLIO   EQUITY FUND   STOCK FUND    EQUITY FUND
                                                              ----------------   -----------   -----------   -----------
Investment Income
----------------
Income:
  Dividends.................................................     $  212,420      $  119,129    $  572,252    $  317,148
  Interest..................................................         56,369          44,359       352,562        44,975
                                                                 ----------      ----------    ----------    ----------
        Total income........................................        268,789         163,488       924,814       362,123
Expenses (notes 1 and 4):
  Management fee............................................        147,787          84,133       615,671       104,970
  Distribution fee (Class A Shares).........................          4,907          19,440       143,241        21,206
  Distribution fee (Class C Shares).........................          8,339          34,418       165,282        56,624
  Distribution fee (Eagle Shares)...........................        119,861              --            --            --
  Shareholder servicing fees................................             --           8,114        45,485        11,701
  Shareholder servicing fees (Class A Shares)...............          2,944              --            --            --
  Shareholder servicing fees (Class C Shares)...............          1,251              --            --            --
  Shareholder servicing fees (Eagle Shares).................          3,586              --            --            --
  Professional fees.........................................         35,671          26,962        18,235        30,005
  Custodian/Fund accounting fees............................         74,007          21,324        39,401        26,426
  Amortization of state/federal registration expenses.......         20,571          13,421        32,058        12,638
  Amortization of organization expenses.....................          5,200           2,833         5,000         5,301
  Reports to shareholders...................................         16,223           4,889         8,747         5,623
  Trustees' fees and expenses...............................          4,179           4,179         4,179         4,179
  Insurance.................................................          1,628           1,487         3,265         1,794
  Other.....................................................             --              55           860           281
                                                                 ----------      ----------    ----------    ----------
        Total expenses before waiver........................        446,154         221,255     1,081,424       280,748
        Fees waived by the Manager (Note 4).................        (73,252)        (12,433)           --        (9,784)
                                                                 ----------      ----------    ----------    ----------
        Total expenses after waiver.........................        372,902         208,822     1,081,424       270,964
                                                                 ----------      ----------    ----------    ----------
Net investment income (loss)................................       (104,113)        (45,334)     (156,610)       91,159
                                                                 ----------      ----------    ----------    ----------
Realized and Unrealized Gain (Loss) on Investments
---------------------------------------------
Net realized gain (loss) from investment transactions.......       (143,228)         10,823    11,650,638     2,453,902
Net realized gain from foreign currency transactions........        218,842              --            --            --
Net increase (decrease) in unrealized appreciation of
  investments during the period.............................      1,890,022       2,532,260    (4,703,682)      680,672
Net decrease in unrealized appreciation from foreign
  currency during the period................................       (127,547)             --            --            --
                                                                 ----------      ----------    ----------    ----------
        Net gain on investments.............................      1,838,089       2,543,083     6,946,956     3,134,574
                                                                 ----------      ----------    ----------    ----------
Net increase in net assets resulting from operations........     $1,733,976      $2,497,749    $6,790,346    $3,225,733
                                                                 ==========      ==========    ==========    ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTH
                                                                  PERIOD ENDED          FOR THE YEAR
                                                                 APRIL 30, 1997            ENDED
                                                                   (UNAUDITED)        OCTOBER 31, 1996
                                                                -----------------    ------------------
  Eagle International Equity Portfolio
  ------------------------------
  Increase (decrease) in net assets:
  Operations:
    Net investment income (loss)..............................    $   (104,113)         $      1,400
    Net realized gain (loss) on investment transactions.......        (143,228)              176,463
    Net realized gain from foreign currency transactions......         218,842               236,722
    Net increase in unrealized appreciation of investments
      during the period.......................................       1,890,022               589,606
    Net increase (decrease) in unrealized appreciation from
      foreign currency during the period......................        (127,547)              142,373
                                                                  ------------          ------------
    Net increase in net assets resulting from operations......       1,733,976             1,146,564
                                                                  ------------          ------------
  Distribution to shareholders from:
    Net investment income Class A Shares, ($0.44 per share)...         (62,318)                   --
    Net investment income Class C Shares, ($0.34 per share)...         (18,908)                   --
    Net investment income Eagle Shares, ($0.31 and $0.01 per
      share, respectively)....................................        (318,525)               (7,915)
    Net realized gains Class A Shares, ($0.17 per share)......         (23,850)                   --
    Net realized gains Class C Shares, ($0.17 per share)......          (9,263)                   --
    Net realized gains Eagle Shares, ($0.17 and $0.47 per
      share, respectively)....................................        (172,431)             (254,085)
  Increase in net assets from Fund share transactions (Note
    2)........................................................       7,025,590            15,059,163
                                                                  ------------          ------------
  Increase in net assets......................................       8,154,271            15,943,727
  Net assets, beginning of period.............................      25,914,286             9,970,559
                                                                  ------------          ------------
  Net assets, end of period (including accumulated net
    investment loss of $273,657 and undistributed net
    investment income of $230,207, respectively)..............    $ 34,068,557          $ 25,914,286
                                                                  ============          ============

                                                                FOR THE SIX MONTH
                                                                  PERIOD ENDED         FOR THE PERIOD
                                                                 APRIL 30, 1997            ENDED
                                                                   (UNAUDITED)        OCTOBER 31, 1996
                                                                -----------------    ------------------
  Growth Equity Fund
  -----------------
  Increase (decrease) in net assets:
  Operations:
    Net investment loss.......................................    $    (45,334)         $    (39,484)
    Net realized gain (loss) on investment transactions.......          10,823               (54,321)
    Net increase in unrealized appreciation of investments
      during the period.......................................       2,532,260             2,448,602
                                                                  ------------          ------------
    Net increase in net assets resulting from operations......       2,497,749             2,354,797
  Increase in net assets from Fund share transactions (Note
    2)........................................................       7,096,670            14,889,668
                                                                  ------------          ------------
  Increase in net assets......................................       9,594,419            17,244,465
  Net assets beginning of period..............................      17,246,465                 2,000
                                                                  ------------          ------------
  Net assets, end of period (including accumulated net
    investment loss of $45,334 as of April 30, 1997)..........    $ 26,840,884          $ 17,246,465
                                                                  ============          ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTH
                                                                  PERIOD ENDED
                                                                 APRIL 30, 1997      FOR THE YEAR ENDED
                                                                   (UNAUDITED)        OCTOBER 31, 1996
                                                                -----------------    ------------------
  Small Cap Stock Fund
  -------------------
  Increase (decrease) in net assets:
  Operations:
    Net investment loss.......................................    $   (156,610)         $   (299,620)
    Net realized gain on investment transactions..............      11,650,638            10,012,029
    Net increase (decrease) in unrealized appreciation of
      investments during the period...........................      (4,703,682)           13,069,090
                                                                  ------------          ------------
    Net increase in net assets resulting from operations......       6,790,346            22,781,499
  Distribution to shareholders from:
    Net investment income Class A Shares, ($0.01 per share)...              --               (35,074)
    Net realized gains Class A Shares, ($1.88 and $0.84 per
      share, respectively)....................................      (7,806,517)           (2,610,402)
    Net realized gains Class C Shares, ($1.88 and $0.84 per
      share, respectively)....................................      (2,105,065)             (286,911)
  Increase in net assets from Fund share transactions (Note
    2)........................................................      52,879,505            39,103,703
                                                                  ------------          ------------
  Increase in net assets......................................      49,758,269            58,952,815
  Net assets, beginning of period.............................     120,778,868            61,826,053
                                                                  ------------          ------------
  Net assets, end of period (including accumulated net
    investment loss of $156,610 as of April 30, 1997).........    $170,537,137          $120,778,868
                                                                  ============          ============

                                                                FOR THE SIX MONTH
                                                                  PERIOD ENDED
                                                                 APRIL 30, 1997      FOR THE YEAR ENDED
                                                                   (UNAUDITED)        OCTOBER 31, 1996
                                                                -----------------    ------------------
  Value Equity Fund
  ----------------
  Increase (decrease) in net assets:
  Operations:
    Net investment income.....................................    $     91,159          $    141,189
    Net realized gain on investment transactions..............       2,453,902             1,660,050
    Net increase in unrealized appreciation of investments
      during the period.......................................         680,672             1,267,164
                                                                  ------------          ------------
    Net increase in net assets resulting from operations......       3,225,733             3,068,403
  Distributions to shareholders from:
    Net investment income Class A Shares, ($0.15 and $0.11 per
      share, respectively)....................................        (117,148)              (76,650)
    Net investment income Class C Shares, ($0.03 and $0.07 per
      share, respectively)....................................         (17,648)              (18,841)
    Net realized gains Class A Shares, ($1.30 and $0.55 per
      share, respectively)....................................        (990,566)             (387,181)
    Net realized gains Class A Shares, ($1.30 and $0.55 per
      share, respectively)....................................        (665,431)             (157,941)
  Increase in net assets from Fund share transactions (Note
    2)........................................................       2,817,307             7,075,151
                                                                  ------------          ------------
  Increase in net assets......................................       4,252,247             9,502,941
  Net assets, beginning of period.............................      25,673,747            16,170,806
                                                                  ------------          ------------
  Net assets, end of period (including undistributed net
    investment income of $58,536 and $102,173,
    respectively).............................................    $ 29,925,994          $ 25,673,747
                                                                  ============          ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                      CLASS A SHARES*                CLASS C SHARES*                    EAGLE SHARES*
                               -----------------------------  -----------------------------   ----------------------------------
                                FOR THE SIX                    FOR THE SIX                     FOR THE SIX
                                MONTH PERIOD      FOR THE      MONTH PERIOD      FOR THE       MONTH PERIOD     FOR THE PERIOD
                                   ENDED        PERIOD ENDED      ENDED        PERIOD ENDED       ENDED        ENDED OCTOBER 31,
                               APRIL 30, 1997   OCTOBER 31,   APRIL 30, 1997   OCTOBER 31,    APRIL 30, 1997   -----------------
                                (UNAUDITED)        1996++      (UNAUDITED)        1996++       (UNAUDITED)      1996      1995+
                               --------------   ------------  --------------   ------------   --------------   -------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $22.25          $21.11         $22.12          $21.11          $22.14        $20.79    $20.00
                                   ------          ------         ------          ------          ------        ------    ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)(a)................        (.01)            .10           (.09)           (.07)           (.09)         (.01)     (.03)
  Net realized and unrealized
    gain on investments......        1.44            1.04           1.40            1.08            1.44          1.84       .82
                                   ------          ------         ------          ------          ------        ------    ------
Total from investment
  operations.................        1.43            1.14           1.31            1.01            1.35          1.83       .79
                                   ------          ------         ------          ------          ------        ------    ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income........        (.44)             --           (.34)             --            (.31)         (.01)       --
  Distributions from net
    realized gains...........        (.17)             --           (.17)             --            (.17)         (.47)       --
                                   ------          ------         ------          ------          ------        ------    ------
Total Distributions..........        (.61)             --           (.51)             --            (.48)         (.48)       --
                                   ------          ------         ------          ------          ------        ------    ------
NET ASSET VALUE, END OF
  PERIOD.....................      $23.07          $22.25         $22.92          $22.12          $23.01        $22.14    $20.79
                                   ======          ======         ======          ======          ======        ======    ======
TOTAL RETURN (%)(C)(D).......        6.51            5.40           6.00            4.78            6.15          8.93      3.95
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a)................        1.97(b)         1.97(b)        2.72(b)         2.72(b)         2.60(b)       2.60      2.60(b)
  Net investment income
    (loss) to average daily
    net assets...............        (.10)(b)         .44(b)        (.77)(b)        (.32)(b)        (.80)(b)      (.02)     (.33)(b)
  Portfolio turnover rate....          23(c)           59             23(c)           59              23(c)         59        61
  Average commission rate on
    portfolio transactions...      $.0224          $.0289         $.0224          $.0289          $.0224        $.0289        --
  Net assets, end of period
    ($ millions).............           5               3              3               1              26            22        10

---------------

  *Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
  +For the period May 1, 1995 (commencement of operations) to October 31, 1995. ++For the period December 27, 1995 (commencement of Class A and Class C Shares)
   to October 31, 1996.
(a)Excludes management fees waived by the Manager in the amount of $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.47% (annualized) and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Manager in the amount of $.06 and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 3.22% (annualized) and 3.44% (annualized) for Class C Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.16 and $.17 per Eagle Share, respectively. The operating expense ratios including such items would have been 3.10% (annualized), 3.31% and 5.09% (annualized) for Eagle Shares, respectively.
(b)Annualized.
(c)Not annualized.
(d)Calculated without the imposition of front-end or contingent deferred sales charges.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            CLASS A SHARES*                      CLASS C SHARES*
                                                   ----------------------------------   ----------------------------------
                                                    FOR THE SIX                          FOR THE SIX
                                                    MONTH PERIOD                         MONTH PERIOD
                                                       ENDED             FOR THE            ENDED             FOR THE
                                                   APRIL 30, 1997     PERIOD ENDED      APRIL 30, 1997     PERIOD ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1996+    (UNAUDITED)     OCTOBER 31, 1996+
                                                   --------------   -----------------   --------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $17.74            $14.29             $17.61            $14.29
                                                       ------            ------             ------            ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).......................        (.02)             (.03)              (.09)             (.15)
  Net realized and unrealized gain on
    investments..................................        2.16              3.48               2.14              3.47
                                                       ------            ------             ------            ------
Total from investment operations.................        2.14              3.45               2.05              3.32
                                                       ------            ------             ------            ------
NET ASSET VALUE, END OF PERIOD...................      $19.88            $17.74             $19.66            $17.61
                                                       ======            ======             ======            ======
TOTAL RETURN (%)(C)(D)...........................       12.06             24.14              11.64             23.23
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)(b).................................        1.63              1.65               2.38              2.40
  Net investment income to average daily net
    assets(b)....................................       (0.18)            (0.19)              (.92)             (.96)
  Portfolio turnover rate(c).....................          23                23                 23                23
  Average commission rate on portfolio
    transactions.................................      $.0600            $.0599             $.0600            $.0599
  Net assets, end of period ($ millions).........          18                12                  9                 5

---------------

 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
 + For the period November 16, 1995 (commencement of operations) to October 31, 1996.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01 and $.11 per Class A Share, respectively. The operating expense ratios including such items would have been 1.74% (annualized) and 2.39% (annualized) for Class A Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, and $.11 per Class C Share, respectively. The operating expense ratio including such items would have been 2.49% (annualized) and 3.14% (annualized) for Class C Shares.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           CLASS A SHARES                               CLASS C SHARES
                                         ---------------------------------------------------   ---------------------------------
                                           FOR THE SIX                                           FOR THE SIX      FOR THE YEARS
                                          MONTH PERIOD            FOR THE YEARS ENDED           MONTH PERIOD          ENDED
                                              ENDED                   OCTOBER 31,                   ENDED          OCTOBER 31,
                                         APRIL 30, 1997*   ---------------------------------   APRIL 30, 1997*   ---------------
                                           (UNAUDITED)     1996*     1995     1994    1993+      (UNAUDITED)     1996*    1995++
                                         ---------------   ------   ------   ------   ------   ---------------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...      $24.08        $18.86   $16.20   $15.57   $14.29       $23.84        $18.79   $15.67
                                             ------        ------   ------   ------   ------       ------        ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(a)......        (.01)         (.05)     .02     (.01)    (.01)        (.09)         (.22)    (.02)
  Net realized and unrealized gain on
    investments........................        1.36          6.12     3.62      .64     1.29         1.33          6.11     3.14
                                             ------        ------   ------   ------   ------       ------        ------   ------
Total from investment operations.......        1.35          6.07     3.64      .63     1.28         1.24          5.89     3.12
                                             ------        ------   ------   ------   ------       ------        ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          --          (.01)    (.01)      --       --           --            --       --
  Distributions from net realized
    gains..............................       (1.88)         (.84)    (.97)      --       --        (1.88)         (.84)      --
                                             ------        ------   ------   ------   ------       ------        ------   ------
  Total Distributions..................       (1.88)         (.85)    (.98)      --       --        (1.88)         (.84)      --
                                             ------        ------   ------   ------   ------       ------        ------   ------
NET ASSET VALUE, END OF PERIOD.........      $23.55        $24.08   $18.86   $16.20   $15.57       $23.20        $23.84   $18.79
                                             ======        ======   ======   ======   ======       ======        ======   ======
TOTAL RETURN (%)(C)....................        5.91(d)      33.18    23.97     4.05     8.96(d)      5.49(d)      32.22    19.91(d)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
    daily net assets(a)................        1.30(b)       1.41     1.88     1.91     2.00(b)      2.04(b)       2.13     2.36(b)
  Net investment income to average
    daily net assets...................        (.04)(b)      (.21)     .15     (.07)    (.15)(b)     (.79)(b)      (.94)    (.46)(b)
  Portfolio turnover rate..............          38            80       89       95       97           38            80       89
  Average commission rate on portfolio
    transactions.......................      $.0626        $.0637       --       --       --       $.0626        $.0637       --
  Net assets, end of period ($
    millions)..........................         129            96       57       42       40           41            25        4

---------------
  * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
 + For the period May 7, 1993 (commencement of operations) to October 31, 1993. ++ For the period April 3, 1995 (commencement of Class C Shares) to October 31,
    1995.
(a) Excludes management fees waived by the Manager in fiscal 1993 of less than $.01 per share. The operating expense ratio including such items would have been 2.09% (annualized). The year 1994 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Does not reflect the imposition of a sales charge.
(d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    CLASS A SHARES*                           CLASS C SHARES*
                                          ------------------------------------     -------------------------------------
                                           FOR THE SIX         FOR THE YEARS        FOR THE SIX         FOR THE YEARS
                                           MONTH PERIOD            ENDED            MONTH PERIOD            ENDED
                                              ENDED             OCTOBER 31,            ENDED             OCTOBER 31,
                                          APRIL 30, 1997     -----------------     APRIL 30, 1997     ------------------
                                           (UNAUDITED)        1996      1995+       (UNAUDITED)        1996      1995++
                                          --------------     ------     ------     --------------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD....      $20.27         $18.00     $14.29         $20.06         $17.92     $15.27
                                              ------         ------     ------         ------         ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..............         .10            .17        .08            .02            .02        .01
  Net realized and unrealized gain on
    investments.........................        2.32           2.76       3.63           2.32           2.74       2.64
                                              ------         ------     ------         ------         ------     ------
Total from investment operations........        2.42           2.93       3.71           2.34           2.76       2.65
                                              ------         ------     ------         ------         ------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income..............................        (.15)          (.11)        --           (.03)          (.07)        --
  Distributions from net realized
    gains...............................       (1.30)          (.55)        --          (1.30)          (.55)        --
                                              ------         ------     ------         ------         ------     ------
Total Distributions.....................       (1.45)          (.66)        --          (1.33)          (.62)        --
                                              ------         ------     ------         ------         ------     ------
NET ASSET VALUE, END OF PERIOD..........      $21.24         $20.27     $18.00         $21.07         $20.06     $17.92
                                              ======         ======     ======         ======         ======     ======
TOTAL RETURN (%)(D).....................       12.62(c)       16.59      25.96(c)       12.29(c)       15.65      17.35(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
    daily net assets(a).................        1.63(b)        1.65       1.65(b)        2.38(b)        2.40       2.40(b)
  Net investment income to average daily
    net assets..........................         .95(b)         .89       1.05(b)         .21(b)         .13        .28(b)
  Portfolio turnover rate...............          69(c)         129         82(b)          69(c)         129         82(b)
  Average commission rate on portfolio
    transactions........................      $.0580         $.0550         --         $.0580         $.0550         --
  Net assets, end of period ($
    millions)...........................          18             15         12             12             10          4

---------------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since the use of the undistributed income method does not correspond with results of operations.
 + For the period December 30, 1994 (commencement of operations) to October 31, 1995.
++ For the period April 3, 1995 (commencement of Class C Shares) to October 31, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.07 and $.13 per Class A Share, respectively. The operating expense ratios including such items would have been 1.70% (annualized), 1.99% and 3.49% (annualized) for Class A Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.07 and $.13 per Class C Share, respectively. The operating expense ratio including such items would have been 2.45% (annualized), 2.74% and 4.24% (annualized) for Class C Shares.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Eagle International Equity Portfolio, the Growth Equity Fund, the Small Cap Stock Fund, and the Value Equity Fund (each, a "Fund" and collectively, the "Funds"). The Eagle International Equity Portfolio primarily seeks capital appreciation principally through investment in an international portfolio of equity securities. The Growth Equity Fund primarily seeks growth through long-term capital appreciation. The Small Cap Stock Fund seeks long-term capital appreciation by investing principally in the equity securities of companies with small market capitalization that the Fund's investment subadvisers believe are undervalued and therefore offer above-average potential for long-term capital appreciation. The Value Equity Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Funds currently offer Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The Eagle International Equity Portfolio also issues Eagle Class Shares, which are subject to certain minimum investment requirements and are sold without any sales charge. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Eagle International Equity Portfolio calculates its daily net asset value per share. Although the Eagle International Equity Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Foreign Currency Transactions: The books and records of the Eagle International Equity Portfolio are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Eagle International Equity Portfolio does not isolate that portion of gains and losses on investments which is due to change in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        Forward Foreign Currency Contracts: The Eagle International Equity Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Eagle International Equity Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: Each Fund is treated as a single corporate taxpayer and provided for in the Tax Reform Act of 1986, as amended. A Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder service fees with respect to Eagle International Equity Portfolio, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of each Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: Each Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At April 30, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Eagle International Equity Portfolio during the six month period ended April 30, 1997 and for the period ended October 31, 1996 were as follows:

                                                                           EAGLE INTERNATIONAL EQUITY PORTFOLIO
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX MONTH
                                                                         PERIOD ENDED             FOR THE PERIOD ENDED
                                                                        APRIL 30, 1997              OCTOBER 31, 1996
                                                                   ------------------------      ----------------------
        CLASS A SHARES                                              SHARES        AMOUNT         SHARES       AMOUNT
        --------------                                             ---------    -----------      -------    -----------
        Shares sold..............................................     89,381    $ 2,024,132      159,739    $ 3,524,406
        Shares issued on reinvestment of distributions...........      3,346         75,081           --             --
        Shares redeemed..........................................     (8,007)      (181,280)     (19,896)      (444,547)
                                                                   ---------    -----------      -------    -----------
        Net increase.............................................     84,720    $ 1,917,933      139,843    $ 3,079,859
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of period....................................    139,843                          --
                                                                   ---------                     -------
          End of period..........................................    224,563                     139,843
                                                                   =========                     =======

       Transactions in Class C Shares of the Eagle International Equity Portfolio during the six month period ended April 30, 1997 and for the period ended October 31, 1996 were as follows:

                                                                           EAGLE INTERNATIONAL EQUITY PORTFOLIO
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX MONTH
                                                                         PERIOD ENDED             FOR THE PERIOD ENDED
                                                                        APRIL 30, 1997              OCTOBER 31, 1996
                                                                   ------------------------      ----------------------
        CLASS C SHARES                                              SHARES        AMOUNT         SHARES       AMOUNT
        --------------                                             ---------    -----------      -------    -----------
        Shares sold..............................................     65,722    $ 1,488,624       56,036    $ 1,238,468
        Shares issued on reinvestment of distributions...........      1,158         25,899           --             --
        Shares redeemed..........................................     (9,009)      (203,415)      (2,012)       (44,397)
                                                                   ---------    -----------      -------    -----------
        Net increase.............................................     57,871    $ 1,311,108       54,024    $ 1,194,071
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of period....................................     54,024                          --
                                                                   ---------                     -------
          End of period..........................................    111,895                      54,024
                                                                   =========                     =======

       Transactions in Eagle Shares of the Eagle International Equity Portfolio during the six month period ended April 30, 1997 and for the year ended October 31, 1996 were as follows:

                                                                           EAGLE INTERNATIONAL EQUITY PORTFOLIO
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX MONTH
                                                                         PERIOD ENDED              FOR THE YEAR ENDED
                                                                        APRIL 30, 1997              OCTOBER 31, 1996
                                                                   ------------------------      ----------------------
        EAGLE SHARES                                                SHARES        AMOUNT         SHARES       AMOUNT
        ------------                                               ---------    -----------      -------    -----------
        Shares sold..............................................    219,991    $ 4,982,027      534,815    $11,648,653
        Shares issued on reinvestment of distributions...........     21,188        475,249       11,917        251,561
        Shares redeemed..........................................    (73,149)    (1,660,727)     (50,151)    (1,114,981)
                                                                   ---------    -----------      -------    -----------
        Net increase.............................................    168,030    $ 3,796,549      496,581    $10,785,233
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of period....................................    976,144                     479,563
                                                                   ---------                     -------
          End of period..........................................  1,144,174                     976,144
                                                                   =========                     =======

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       Transactions in Class A Shares of the Growth Equity Fund during the six month period ended April 30, 1997 and for the period ended October 31, 1996 were as follows:

                                                                                   GROWTH EQUITY FUND
                                                                  ----------------------------------------------------
                                                                     FOR THE SIX MONTH
                                                                       PERIOD ENDED             FOR THE PERIOD ENDED
                                                                      APRIL 30, 1997              OCTOBER 31, 1996
                                                                  -----------------------      -----------------------
        CLASS A SHARES                                             SHARES       AMOUNT         SHARES        AMOUNT
        --------------                                            --------    -----------      -------     -----------
        Shares sold.............................................   345,677    $ 6,472,001      764,029     $11,657,911
        Shares redeemed.........................................  (129,017)    (2,440,759)     (79,658)     (1,284,160)
                                                                  --------    -----------      -------     -----------
        Net increase............................................   216,660    $ 4,031,242      684,371     $10,373,751
                                                                              ===========                  ===========
        Shares outstanding:
          Beginning of period...................................   684,441                          70
                                                                  --------                     -------
          End of period.........................................   901,101                     684,441
                                                                  ========                     =======

       Transactions in Class C Shares of the Growth Equity Fund during the six month period ended April 30, 1997 and for the period ended October 31, 1996 were as follows:

                                                                                   GROWTH EQUITY FUND
                                                                 ------------------------------------------------------
                                                                    FOR THE SIX MONTH
                                                                       PERIOD ENDED              FOR THE PERIOD ENDED
                                                                      APRIL 30, 1997               OCTOBER 31, 1996
                                                                 ------------------------      ------------------------
        CLASS C SHARES                                            SHARES        AMOUNT          SHARES        AMOUNT
        --------------                                           ---------    -----------      ---------    -----------
        Shares sold............................................    185,969    $ 3,468,203        319,149    $ 4,976,551
        Shares redeemed........................................    (21,561)      (402,775)       (29,417)      (460,634)
                                                                 ---------    -----------      ---------    -----------
        Net increase...........................................    164,408    $ 3,065,428        289,732    $ 4,515,917
                                                                              ===========                   ===========
        Shares outstanding:
          Beginning of period..................................    289,802                            70
                                                                 ---------                     ---------
          End of period........................................    454,210                       289,802
                                                                 =========                     =========

       Transactions in Class A Shares of the Small Cap Stock Fund during the six month period ended April 30, 1997 and for the year ended October 31, 1996 were as follows:

                                                                                  SMALL CAP STOCK FUND
                                                                 ------------------------------------------------------
                                                                    FOR THE SIX MONTH
                                                                       PERIOD ENDED               FOR THE YEAR ENDED
                                                                      APRIL 30, 1997               OCTOBER 31, 1996
                                                                 ------------------------      ------------------------
        CLASS A SHARES                                            SHARES        AMOUNT          SHARES        AMOUNT
        --------------                                           ---------    -----------      ---------    -----------
        Shares sold............................................  1,582,241    $37,908,832      1,691,124    $38,648,805
        Shares issued on reinvestment of distributions.........    335,280      7,590,750        121,498      2,404,449
        Shares redeemed........................................   (399,945)    (9,643,640)      (878,130)   (20,167,883)
                                                                 ---------    -----------      ---------    -----------
        Net increase...........................................  1,517,576    $35,855,942        934,492    $20,885,371
                                                                              ===========                   ===========
        Shares outstanding:
          Beginning of period..................................  3,978,995                     3,044,503
                                                                 ---------                     ---------
          End of period........................................  5,496,571                     3,978,995
                                                                 =========                     =========

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       Transactions in Class C Shares of the Small Cap Stock Fund during the six month period ended April 30, 1997 and for the year ended October 31, 1996 were as follows:

                                                                                  SMALL CAP STOCK FUND
                                                                 ------------------------------------------------------
                                                                    FOR THE SIX MONTH
                                                                       PERIOD ENDED               FOR THE YEAR ENDED
                                                                      APRIL 30, 1997               OCTOBER 31, 1996
                                                                 ------------------------      ------------------------
        CLASS C SHARES                                            SHARES        AMOUNT          SHARES        AMOUNT
        --------------                                           ---------    -----------      ---------    -----------
        Shares sold............................................    772,847    $18,281,343        960,949    $21,587,317
        Shares issued on reinvestment of distributions.........     93,252      2,086,050         14,285        281,141
        Shares redeemed........................................   (141,838)    (3,343,830)      (161,609)    (3,650,126)
                                                                 ---------    -----------      ---------    -----------
        Net increase...........................................    724,261    $17,023,563        813,625    $18,218,332
                                                                              ===========                   ===========
        Shares outstanding:
          Beginning of period..................................  1,047,546                       233,921
                                                                 ---------                     ---------
          End of period........................................  1,771,807                     1,047,546
                                                                 =========                     =========

       Transactions in Class A Shares of the Value Equity Fund during the six month period ended April 30, 1997 and for the year ended October 31, 1996 were as follows:

                                                                                    VALUE EQUITY FUND
                                                                   ---------------------------------------------------
                                                                     FOR THE SIX MONTH
                                                                        PERIOD ENDED             FOR THE YEAR ENDED
                                                                       APRIL 30, 1997             OCTOBER 31, 1996
                                                                   ----------------------      -----------------------
        CLASS A SHARES                                             SHARES       AMOUNT          SHARES       AMOUNT
        --------------                                             -------    -----------      --------    -----------
        Shares sold..............................................   93,449    $ 1,952,317       267,317    $ 5,100,504
        Shares issued on reinvestment of distributions...........   54,761      1,062,355        23,052        430,843
        Shares redeemed..........................................  (79,181)    (1,639,783)     (192,041)    (3,697,351)
                                                                   -------    -----------      --------    -----------
        Net increase.............................................   69,029    $ 1,374,889        98,328    $ 1,833,996
                                                                              ===========                  ===========
        Shares outstanding:
          Beginning of period....................................  760,289                      661,961
                                                                   -------                     --------
          End of period..........................................  829,318                      760,289
                                                                   =======                     ========

       Transactions in Class C Shares of the Value Equity Fund during the six month period ended April 30, 1997 and for the year ended October 31, 1996 were as follows:

                                                                                    VALUE EQUITY FUND
                                                                   ---------------------------------------------------
                                                                     FOR THE SIX MONTH
                                                                        PERIOD ENDED              FOR THE YEAR ENDED
                                                                       APRIL 30, 1997              OCTOBER 31, 1996
                                                                   ----------------------       ----------------------
        CLASS C SHARES                                             SHARES        AMOUNT         SHARES        AMOUNT
        --------------                                             -------     ----------       -------     ----------
        Shares sold..............................................   85,437     $1,763,112       307,936     $5,887,055
        Shares issued on reinvestment of distributions...........   34,665        668,696         9,456        176,072
        Shares redeemed..........................................  (47,572)      (989,390)      (43,021)      (821,972)
                                                                   -------     ----------       -------     ----------
        Net increase.............................................   72,530     $1,442,418       274,371     $5,241,155
                                                                               ==========                   ==========
        Shares outstanding:
          Beginning of period....................................  511,695                      237,324
                                                                   -------                      -------
          End of period..........................................  584,225                      511,695
                                                                   =======                      =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended April 30, 1997, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) were as follows:

                                                                        INVESTMENT SECURITIES
                                                                      --------------------------
                                                                       PURCHASES        SALES
                                                                      -----------    -----------
        Eagle International Equity Portfolio........................  $12,542,576    $ 6,389,355
        Growth Equity Fund..........................................  $11,352,783    $ 4,957,960
        Small Cap Stock Fund........................................  $94,305,754    $52,780,228
        Value Equity Fund...........................................  $18,667,926    $18,259,684

   Agency brokerage commissions for the Eagle International Equity Portfolio, the Growth Equity Fund, the Small Cap Stock Fund, and the Value Equity Fund for the period ended April 30, 1997 aggregated $44,837, $417,129, $258,225 and $42,524, of which $0, $1,560, $63,146, and $0, was paid to Raymond James & Associates, Inc., respectively.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES.

         EAGLE INTERNATIONAL EQUITY PORTFOLIO:
         ------------------------------------

         Under the Fund's Investment Advisory and Administration Agreement with Eagle, the Fund agrees to pay to Eagle a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly. Currently, Eagle has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 2.60%, 1.97% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class, Class A and Class C Shares, respectively. Management fees of $73,252 were waived for the six month period ended April 30, 1997. If total Fund expenses fall below the expense limitation agreed to by Eagle before the end of the year ending October 31, 1999, the Fund may be required to pay Eagle a portion or all of the waived management fee. In addition, the Fund may be required to pay a portion or all of the management fees waived of $32,303 and $134,735 for the years ended October 31, 1995, and October 31, 1996, respectively, if total Fund expenses fall below the annual expense limitations before the end of the years ending October 31, 1997 and October 31, 1998, respectively.

         The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, ("Martin Currie") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of average daily net assets on the first $100 million of assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations.

         The Distributor has advised the Fund that it received $57,047 in front-end sales charges and $884 in contingent deferred sales charges for the six months ended April 30, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

         Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle Class and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets for each Class. Such fees are accrued daily and payable monthly. Eagle and the Distributor are wholly owned subsidiaries of Raymond James Financial, Inc.

         GROWTH EQUITY FUND:
         ------------------

         Under the Fund's Investment Advisory and Administration Agreement with the Manager, the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. From inception to February 28, 1997, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceeded 1.65% for Class A Shares and 2.40% for Class C Shares on an annual basis of the Fund's average daily net assets attributable to each class of shares. Effective March 1, 1997, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed 1.60% for Class A Shares and 2.35% for Class C Shares on an annual basis of the Fund's average daily net assets. Management fees of $12,433 were waived during the six month period ended April 30, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1999, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $76,210 for the year ended October 31, 1996, if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 1998.

         The Manager has entered into an agreement with Eagle to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

         The Distributor has advised the Fund that it received $120,635 in front-end sales charges and $10 in contingent deferred sales for the six months ended April 30, 1997. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

         Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. During the six month period ended April 30, 1997 $19,440 and $34,418 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Eagle and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

         SMALL CAP STOCK FUND:
         --------------------

         Under the Fund's Investment Advisory and Administration Agreement with the Manager, the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the first $50,000,000 of the Fund's average daily net assets and .75% of any excess over $50,000,000 of such assets, computed daily and payable monthly. From inception to February 28, 1996 the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceeded 2.00% for Class A Shares (2.75% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets. From March 1, 1996 to February 28, 1997, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceeded 1.80% for Class A Shares and 2.55% for Class C Shares on an annual basis of the Fund's average daily net assets. Effective March 1, 1997, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

         1.60% for Class A Shares and 2.35% for Class C Shares on an annual basis of the Fund's average daily net assets. No fees were waived and no expenses were reimbursed for the six month period ended April 30, 1997.

         The Manager has entered into agreements with Awad & Associates, Inc., a division of Raymond James & Associates, Inc., and Eagle (the "Subadvisers") for the Subadvisers to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

         The Distributor has advised the Fund that it received $697,604 in front-end sales charges and $7,526 in contingent deferred sales charges for the six months ended April 30, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

         Pursuant to the Class A Share Distribution plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.35% of average daily net assets for services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets for Class A Shares. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. During the six month period ended April 30, 1997 $143,241 and $165,282 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadvisers and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

         VALUE EQUITY FUND:
         -----------------

         Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. From inception to February 28, 1997, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceeded 1.65% for Class A Shares (2.40% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets attributable to each class of shares. Effective March 1, 1997, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed 1.60% for Class A Shares and 2.35% for Class C Shares on an annual basis of the Fund's average daily net assets. Management fees of $9,784 were waived for the six month period ended April 30, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1999, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $115,974 and $76,062 for the years ended October 31, 1995, and October 31, 1996, respectively, if total Fund expenses fall below the annual expense limitations before the end of the years ending October 31, 1997 and October 31, 1998, respectively.

         The Manager has entered into an agreement with Eagle Asset Management, Inc. ("Eagle") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager with respect to the assets allocated to Eagle, without regard to any reduction due to the imposition of expense limitations.

         As of May 24, 1996, pursuant to a shareholders vote, the Manager entered into an agreement with Dreman Value Advisors, Inc., ("Dreman") as an additional subadviser, to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .35% of the Fund's average daily net assets with respect to the assets allocated to Dreman. If, however, the manager's fee is reduced due to the imposition of asset level breakpoints, Dreman's fee will be reduced proportionately, provided that in no event will such fee be reduced below .35% on the first $50 million of the Fund's average daily net assets. Since June 1, 1996, all the assets of the Fund have been allocated to Dreman.

         Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $40,530 in front-end sales charges and $1,254 in contingent deferred sales charges for the six months ended April 30, 1997. The Distributor paid commissions to salespersons and from these fees, incurred other distribution costs.

         Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. During the six month period ended April 30, 1997, $21,206 and $56,624 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

       The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Eagle International Equity Portfolio, the Growth Equity Fund, the Small Cap Stock Fund, and the Value Equity Fund. The amount payable to the Manager for such expenses as of April 30, 1997 was $9,400, $4,400, $29,200 and $6,800, respectively. In addition, the Manager performs Fund Accounting services for the Growth Equity Fund, the Small Cap Stock Fund and the Value Equity Fund and charged $14,277, $19,237, and $14,687, during the current period of which $9,600, $12,800, and $10,000, was payable as of April 30, 1997, respectively.

       Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       person of the Manager receives an annual fee of $8,000, an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES.

        EAGLE INTERNATIONAL EQUITY PORTFOLIO
        ------------------------------------
        For the year ended October 31, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, the Fund credited undistributed net investment income and debited accumulated net realized gain $236,722.

        GROWTH EQUITY FUND:
        ------------------
        For the year ended October 31, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited accumulated net realized loss on investments and debited paid-in capital $39,484.

        SMALL CAP STOCK FUND:
        --------------------
        For the year ended October 31, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited accumulated net realized loss on investments $303,698 and debited paid-in capital $18,962 and accumulated net realized gain $284,736.

Note 6: FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK.

        EAGLE INTERNATIONAL EQUITY PORTFOLIO:
        ------------------------------------
        The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        At October 31, 1996, the Fund had outstanding forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours:  The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Small Cap
International



This report is for the information of shareholders of Heritage Series Trust, Eagle International Equity Portfolio, Growth Equity Fund, Small Cap Stock Fund and Value Equity Fund. It may also be used as sales literature when preceded or accommpanied by a prospectus.

(c)1997 Heritage Asset Management, Inc.

19M 4/97 [RECYCLE LOGO] Printed on recycled paper


                  Heritage Series Trust
[HERITAGE LOGO]   P.O. Box 33022
                  St. Petersburg, FL  33733
--------------------------------------------------------------------------------
      Address Change Requested